Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Earnings per share
Computation for basic and diluted loss per share:

	2023	2022
Net loss	$(81,278)	$(77,209)
Dilutive impact related to the PSU plan(1)	(2,717)	(5,580)
Diluted loss	$(83,995)	$(82,789)

Basic weighted average common shares (in thousands)	217,245	265,091
Dilutive impact related to the PSU plan (in thousands)(1)	1,164	1,207
Diluted weighted average common shares (in thousands)	218,409	266,298

Loss per share:
Basic	$(0.37)	$(0.29)
Diluted	$(0.38)	$(0.31)
(1) Relates to the Company’s Performance Share Unit Plan.

Disclosure of antidilutive securities
Anti-dilutive securities, excluded from the calculation, are summarized below:

	2023	2022
RSUs and stock options excluded from loss per share (in thousands)	1,736	1,156
ASPP impact excluded from loss per share (in thousands)	1,021	—

Disclosure of share-based payment arrangements
The impact of share-based compensation as of and for the years ended December 31, 2023 and 2022 is summarized as follows:

	2023		2022
	Expense	Liability	Expense	Liability
Stock options	$2,407	$—	$875	$—
Performance share units	1,564	2,449	(1,355)	1,113
Deferred share units	793	1,366	(399)	2,363
Restricted share units	5,234	2,711	1,649	1,086
	$9,998	$6,526	$770	$4,562

Disclosure of number and weighted average exercise prices of share options
Centerra’s stock options transactions during the year ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Balance, January 1	3,770,072	C$	8.37	3,223,475	C$	9.23
Granted	564,499	8.30		1,568,800	6.94
Forfeited	(1,099,078)	(8.48)		(463,514)	(12.20)
Exercised	(304,535)	(6.37)		(558,689)	(6.14)
Outstanding, end of year	2,930,958	C$	8.60	3,770,072	C$	8.37
Options exercisable, end of year	1,567,231	C$	9.17	1,670,056	C$	8.45

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information related to share options outstanding at December 31, 2023:

	Share options outstanding			Share options exercisable
Range	Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price	Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price
C$6.71 - C$6.86	490,144	2.80	$6.73	490,144	2.80	$6.73
C$6.87 - C$6.99	1,087,686	6.88	6.94	362,553	6.88	6.94
C$7.00 - C$10.32	559,807	6.53	8.14	59,843	0.18	7.32
C$10.33 - C$12.37	432,966	5.17	12.22	294,336	5.17	12.22
C$12.38 - C$17.98	360,355	4.37	12.54	360,355	4.37	12.54
Total	2,930,958	5.57	$8.60	1,567,231	4.45	$9.17

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The Company used the Black-Scholes Option Pricing Model to estimate fair value of stock options using the following weighted average assumptions:

	2023	2022
Expected stock price volatility	47.61% - 63.81%	48.98% - 49.13%
Risk-free interest rate	3.83% - 4.15%	3.61% - 3.80%
Expected life (in years)	4.0 - 5.0	4.0 - 5.0
Expected dividend yield	3.85% - 4.45%	5.19% - 5.52%
Exercise price	$7.04 - $8.78	$6.94

Disclosure of number and weighted average exercise prices of other equity instruments
Centerra’s PSU plan transactions during the years ended December 31, 2023 and 2022 were as follows:

Number of units	2023	2022
Balance, January 1	1,206,617	1,377,408
Granted	613,929	873,123
Exercised	(358,585)	(675,729)
Forfeited	(297,866)	(368,185)
Balance, December 31	1,164,095	1,206,617
Centerra’s DSU plan transactions during the years ended December 31, 2023 and 2022 were as follows:

Number of units	2023	2022
Balance, January 1	453,694	382,848
Granted	80,780	70,846
Exercised	(260,413)	—
Balance, December 31	274,061	453,694
Centerra’s RSU plan transactions during the years ended December 31, 2023 and 2022 were as follows:

Number of units	2023	2022
Balance, January 1	996,655	939,676
Granted	1,211,286	370,369
Redeemed	(153,857)	(290,098)
Forfeited	(130,726)	(23,292)
Balance, December 31	1,923,358	996,655